Cash and Cash Equivalents (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Cash and Cash Equivalents (Tables) [Line Items]
Schedule of Cash and Cash Equivalents

Cash and cash equivalents consisted of the following items:

	September 30, 2025	December 31, 2024
Cash and cash equivalents at banks and on hand	302	479
Cash equivalents with original maturity of less than three months	170	195
Cash and cash equivalents, as presented in the consolidated statement of cash flows	472	674

VEON Holdings B.V. [Member]
Cash and Cash Equivalents (Tables) [Line Items]
Schedule of Cash and Cash Equivalents

Cash and cash equivalents consisted of the following items as of December 31:

	2024	2023
Cash and cash equivalents at banks and on hand	479	320
Cash equivalents with original maturity of less than three months	195	105
Cash and cash equivalents, as presented in the combined statement of cash flows	674	425